New York Life Insurance and Annuity Corporation
New York Life Variable Universal Life Accumulator II
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2022
A flexible premium variable universal life insurance contract offered to individuals under NYLIAC Variable Universal Life Separate Account-I
This summary prospectus summarizes significant changes to the Variable Universal Life Accumulator II policy, an individual, flexible premium variable universal life insurance policy issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), since May 1, 2021, the effective date of last year’s update to the prospectus for this policy. The prospectus contains more information about the policy, including its features, benefits and risks. You can find the current prospectus and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/accumulatorii, or (also at no cost) by calling us at 1-800-598-2019 or by sending an email request to AccumulatorIIProspectus@newyorklife.com.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available online at Investor.gov.
The words “we,” “our” or “us” refer to NYLIAC and the words “you” or “your” refer to the policyowner. The New York Life Variable Universal Life Accumulator II policy insures one person and pays a benefit upon that person’s death. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency. There are two series of policies.  Series 1 Policies were offered for sale prior to August 28, 2021 in most jurisdictions and prior to November 20, 2021 in New York and California. Series 2 Policies are offered for sale commencing on or after August 28, 2021 and November 20, 2021, in the respective jurisdictions. Unless otherwise indicated, all information in this summary prospectus applies to both Series of policies.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.
Please use one of the following addresses for service requests:
Regular Mail	Express Mail
NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
or call our toll-free number: 1-800-598-2019
For submitting death claim forms only, you may also use:
Regular Mail	Express Mail
New York Life P.O. Box 130539 Dallas, TX 75313-0539	New York Life 4849 Greenville Ave, Ste 700 Dallas, TX 75206

Premium payments and loan repayments should be sent to us at:
Regular Mail	Express Mail
NYLIAC 75 Remittance Drive, Suite 3021 Chicago, IL 60675-3021	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654

i

Definitions

More detailed information concerning certain terms defined below is provided in “Definitions” in the Prospectus.
Cash Surrender Value: The Cash Value, minus any surrender charges that may apply, minus any outstanding loans and accrued loan interest. This is the amount we will pay you if you surrender your policy. See “Surrenders” for more information.
Cash Value: The total value of your policy’s accumulation units in the Separate Account Value, plus any amount in the Fixed Account, DCA Plus Account, DCA Extension Account and the Loan Account.
Dollar-Cost Averaging (“DCA”) Accounts: The DCA Plus Account and the DCA Extension Account. The DCA Accounts are supported by the assets in NYLIAC’s General Account. Although the DCA Accounts are considered Fixed Investment Options, they are not part of the Fixed Account.
Eligible Portfolios (“Portfolios”): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.
Face Amount: The dollar amount of life insurance under the policy as selected by the policyowner. It equals the initial face amount shown on the Policy Specifications Page, plus or minus any changes to the initial face amount.
Fixed Account: An account we credit with a fixed interest rate that we declare periodically in advance, in our sole discretion. This rate can change, but will never be less than the Guaranteed Minimum Interest Rate. The Fixed Account is supported by assets in NYLIAC’s General Account. The amount in the Fixed Account earns interest which accrues and is credited on a daily basis.
Flat Extra: An additional charge that may be assessed and added to the Monthly Cost of Insurance Charge to cover an additional risk on the Insured. If applicable, the amount and duration of any Flat Extra will be displayed under the Table of Guaranteed Maximum Monthly Cost of Insurance Rates shown on your Policy Specifications Pages.
GMAB Investment Divisions: The Investment Divisions currently available with the GMAB Rider.
General Account: An account representing all of NYLIAC’s assets, liabilities, capital and surplus, income, gains, or losses that are not included in the Separate Account or any other separate account. These assets are subject to the claims of our general creditors. We allocate any Net Premium payments you make prior to the Initial Premium Transfer Date to this account.
Guarantee Period: The period of time during which the No Lapse Guarantee is in effect. This period of time varies depending on the issue age of the insured. Please see “Termination and Reinstatement—No-Lapse Guarantees” for more information.
Investment Division: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.
Investment Options: Policy investment options that consist of the Investment Divisions, the Fixed Account, the DCA Plus Account and the DCA Extension Account.
Life Insurance Benefit: The benefit calculated under the Life Insurance Benefit Option you have chosen.
Loan Account: The Loan Account reflects that part of your Cash Value that has been transferred from the Investment Options as collateral for policy loans.
Monthly Contract Charge: A monthly charge that is deducted from the Cash Value of your Policy for the costs of providing certain administrative services, including premium collection, record-keeping, processing claims, and communicating with policyowners.
Monthly Cost of Insurance Charge: A monthly charge that is deducted from the Cash Value of your Policy for the costs of providing a Life Insurance Benefit.
Monthly Deduction Charges: The Monthly Contract Charge, the Monthly Cost of Insurance Charge, the Monthly Mortality and Expense Risk Charge, the Monthly Per Thousand of Face Amount Charge, and any applicable monthly rider charges deducted from your policy’s Cash Value.

Monthly Per Thousand of Face Amount Charge: A monthly charge that is based on the Insured’s class of risk, gender, Issue Age, Policy duration and Face Amount.
Monthly Mortality and Expense Risk Charge: A monthly charge that is assessed to cover the risk that the group of lives that we have insured under our policies will not live as long as we expect (mortality risk); and the risk that the cost of issuing and administering the policies will be greater than we have anticipated (expense risk).
NYLIAC: New York Life Insurance and Annuity Corporation.
Policy Specifications Page: The policy pages that provide information regarding your policy, such as policy Face Amount, premiums due and policy charges.  May also be referred to as “Policy Data Pages” in riders or endorsements attached to your policy.
Policy or Accumulator II Policy:Your Accumulator II variable universal life policy which is either a Series 1 Policy or a Series 2 Policy.
Policy Year: The twelve-month period starting on the Policy Date, and each twelve-month period thereafter.
Separate Account: NYLIAC Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest Net Premiums that are allocated to the Investment Divisions. The Separate Account is divided into subaccounts that correspond to the Investment Divisions.
Series 1 Policy(ies): A Policy that NYLIAC offered for sale prior to August 28, 2021 in most jurisdictions and prior to November 20, 2021 in New York and California.
Series 2 Policy(ies): A Policy for which NYLIAC began accepting applications and premium payments beginning on August 28, 2021 in most jurisdictions and on November 20, 2021 in New York and California.
VPSC: The Variable Products Service Center. You may contact the VPSC toll-free by calling 1-800-598-2019, or by sending correspondence to the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). See “Management and Organization—How to Reach Us for Policy Services” for more information.

Updated Information About Your Policy

The information in this updating summary prospectus is a summary of certain policy features that have changed since the full or statutory prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you purchased your policy.
Series 2 Policies. A new series of the policy, the Series 2 Policy, was made available for sale in most jurisdictions on August 28, 2021 and was available in the remaining jurisdictions (New York and California) on November 20, 2021. As of those dates, the previous version of the policy, the Series 1 Policy, was no longer offered for sale in the respective jurisdictions and the Prospectus was amended accordingly. No changes have been made to the terms of existing and issued Series 1 policies.

Eligible Portfolios: The following have been added as Eligible Portfolios under the Policy:

AB VPS Growth and Income Portfolio—Class A
American Funds IS The Bond Fund of America®—Class 2
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1
Fidelity VIP® Investment Grade Bond Portfolio—Initial Class
MFS® Research International Portfolio—Initial Class
Western Asset Core Plus VIT Portfolio—Class I
Important Information You Should Consider About the Policy

Fees and Expenses
Please refer to your Policy Specifications Page for information about the guaranteed maximum fees you will pay each year based on the options you have selected.
Charges for Early Withdrawals
If you fully surrender or withdraw money from your policy within a maximum of 10 years following your purchase of the policy, you may be assessed a maximum surrender charge equal to the lesser of (a) or (b) where (a) equals 50% of the total premiums paid under the Policy and (b) equals a percentage of the Surrender
Charge Premium.
For example, if you were to withdraw $100,000 during the first 10 years after your policy purchase (and your total premiums paid were $100,000), then you could be assessed a charge of up to $50,000 on the amount withdrawn.
For more detailed information, see the Prospectus,  Table of Fees and Expenses;
Charges Associated with the Policy.

Transaction Charges
In addition to surrender charges, you may be charged for other transactions. These include Premium Expense Charges (deducted from each premium payment), and charges if you cancel the Guaranteed Minimum Accumulation Benefit (GMAB) Rider
or exercise the Insurance Exchange Rider, the Living Benefits Rider, or the Overloan
Protection Rider.
We reserve the right to impose partial surrender fees, transfer charges (when you transfer Cash Value between Investment Options), and a returned payment (bad check) fee, but we currently do not impose these charges.
For more detailed information, see the Prospectus,  Table of Fees and Expenses;
Charges Associated with the Policy – Deductions From Premium Payments; Charges
Associated with the Policy – Transaction Charges.

	Fees and Expenses
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these charges, such as the
Monthly Cost of Insurance Charge, the Monthly Per Thousand of Face Amount
Charge, Flat Extra charges, and certain rider charges (for optional benefits), are set based on individual characteristics of the insured (e.g., age, sex, and rating classification). Other ongoing charges include the Monthly Contract Charge, the
Monthly Mortality and Expense Risk Charge, loan interest and certain rider charges. Some of these charges differ between Series 1 and Series 2 Policies.
Please refer to your Policy Specifications Page for rates and the specific fees applicable to your policy.
Investors will also bear expenses associated with the Eligible Portfolios (portfolio companies), as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2021 and which may change from year to year.

	Portfolios’ Annual Operating Expenses (expenses that are deducted from Portfolio assets)
	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.14%	1.35%

For more detailed information, see the Prospectus,  Table of Fees and Expenses;
Charges Associated with the Policy; and Appendix: Eligible Portfolios Available Under
the Policy for our list of available Eligible Portfolios, the current expenses for these
Portfolios, and the Average Annual Total Returns.

Risks

Risk of Loss
You can lose money by investing in this policy, including loss of your premiums
(principal).
For more detailed information, see the Prospectus,  Summary of Principal Risks of
Investing in the Policy; Management and Organization – About the Separate Account.

Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
The policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications in the early years of the policy make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders or loans.
For more detailed information, see the Prospectus,  Summary of Principal Risks of
Investing in the Policy; Loans; and Surrenders–Partial Surrenders–Amount Available
for a Partial Surrender.

Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance of the Eligible Portfolios (portfolio companies) you choose, and the value of an investment can vary depending on the performance of the Eligible Portfolios.
•Each investment option (the Eligible Portfolios and the Fixed Account) has its own
unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
•A discussion of the risks of allocating your premiums or Cash Value to one or more
Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/accumulatorii. You should review the prospectuses for the Eligible Portfolios before making an investment decision.
For more detailed information, see the Prospectus,  Summary of Principal Risks of
Investing in the Policy; Management and Organization – About the Separate Account.

Insurance Company Risks
An investment in the policy is subject to the risks related to New York Life Insurance and Annuity Corporation (NYLIAC), including:
•Any obligations (including the Fixed Account and the DCA Accounts), guarantees, and benefits of the policy are subject to the claims-paying ability and financial strength of NYLIAC.
•There are risks relating to NYLIAC’s administration of the policy, including cybersecurity and infectious disease outbreak risks.
•If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC, including its financial strength ratings, is available upon request from NYLIAC at 1-800-598-2019.
For more detailed information, see the Prospectus,  Management and Organization;
Financial Statements; Summary of Principal Risks of Investing in the Policy– Risks
Affecting Our Administration of the Policy.

Contract Lapse
Your policy can lapse even if you pay all of the planned premiums on time. When a policy lapses, it has no value, and no benefits are paid upon the death of the insured.
You may also lose the principal invested. A policy can lapse if the Cash Surrender
Value is insufficient to pay the Monthly Deduction Charges and other charges. This can happen due to insufficient premium payments, poor investment performance, partial surrenders, unpaid loans or loan interest, and policy charges (including increases in those charges). The larger a policy loan becomes relative to the policy’s
Cash Surrender Value, the greater the risk that the policy’s Cash Surrender Value will not be sufficient to support the policy’s charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. A policy lapse may have tax consequences.
A policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction
Charges and other charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuation and other performance related risks. To continue to keep your policy in force when the Guarantee Period ends, premium payments significantly higher than the premium necessary to maintain the No Lapse Guarantee benefit may be required.
If the policy lapses, there are costs and premium requirements associated with reinstatement of the policy.
For more detailed information, see the Prospectus,  Summary of Principal Risks of
Investing in the Policy; Termination and Reinstatement; Risk of Minimally Funded
Policies.

Restrictions

Investments
•You can select a maximum of 21 Investment Options among the 84 Investment
Divisions (that invest in the Eligible Portfolios) (83 of which are open to all investors), the Fixed Account and/or the DCA Accounts.
•The minimum amount that you can transfer is $500. The maximum amount that you can transfer out of the Fixed Account in any Policy Year is the greater of (a) 20% of the amount in the Fixed Account at the beginning of the Policy Year, or (b) $5,000.
•NYLIAC reserves the right to remove or substitute any Eligible Portfolios (portfolio companies) as Investment Options that are available under the policy.
•We set limits on the number of electronic or telephonic transfer requests that can be made in any period. If these limits are exceeded, any subsequent transfer requests must be made by U.S. mail or overnight courier.
•In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially harm or hurt the rights of other policyowners in order to prevent market timing. We will also reject or reverse a transfer request if for any reason any of the Eligible Portfolios do not accept the purchase of its shares.
For more detailed information, see the Prospectus,  Investment Divisions, the Fixed
Account and the DCA Accounts; Transfers Among the Investment Divisions, the Fixed
Account and the DCA Accounts; Description of the Policy – Limits on Transfers; and
Appendix: Eligible Portfolios Available Under the Policy for our list of available Eligible
Portfolios.

Optional Benefits
Your choice of Investment Options may be limited if you elect certain benefits or riders.
•For example, if you elect the Guaranteed Minimum Accumulation Benefit (GMAB)
Rider, then you must allocate 100% of your premiums to the GMAB Allocation
Alternatives. In addition, transfers from the GMAB Investment Divisions to the Fixed
Account will result in proportionate reductions to the GMAB Account Value. These reductions to the GMAB Account Value can be greater than the dollar amount of these transfers.
•We may change these restrictions in the future.
•We may stop offering an optional benefit at any time.
For more detailed information, see the Prospectus,  The Policy—Additional Benefits
Through Riders and Options—Guaranteed Minimum Accumulation Benefit Rider.

Taxes

Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
•If you purchase the policy through a tax-qualified plan, you do not get any additional tax benefit.
•Earnings on your policy (if any) are taxed when you withdraw them (or if a policy loan is not repaid), at ordinary income tax rates, and may be subject to a tax penalty before age 59 ½.
For more detailed information, see the Prospectus,  Summary of Principal Risks of
Investing in the Policy–Tax Risks; Federal Income Tax Considerations.

Conflicts of Interest

Investment Professional Compensation
Your investment professional may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and because NYLIAC may share the revenue it earns on this policy with the professional’s firm. (Your investment professional may be your registered representative, broker, investment adviser, insurance agent, or someone else).
These investment professionals may have a financial incentive to recommend this policy over another policy or investment.
For more detailed information, see the Prospectus,  Distribution and Compensation
Arrangements.

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of the one you own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing policy.
For more detailed information, see the Prospectus,  Description of the
Policy–Tax-Free “Section 1035” Insurance Policy Exchanges.

Appendix: Eligible Portfolios Available Under the Policy
The Eligible Portfolios
The following is a list of the Eligible Portfolios currently available under the policy. Before you invest, you should review the prospectuses for the Portfolios. These prospectuses contain more information about the Portfolios and their risks and may be amended from time to time. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/accumulatorii.You can also request this information at no cost by calling 1-800-598-2019 or sending an email request to AccumulatorIIProspectus@newyorklife.com. If you elect the Guaranteed Minimum Accumulation Benefit Rider, your choice of Eligible Portfolios is restricted; see below.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity	MainStay VP American Century Sustainable Equity (formerly MainStay VP T. Rowe Price Equity Income)—Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) Subadviser: American Century Investment Management, Inc.	0.67%	25.49%	11.01%	N/A
Asset Allocation	MainStay VP Balanced—Initial Class Adviser: New York Life Investments Subadvisers: NYL Investors LLC (“NYLI”) and Wellington Management Company LLP (“Wellington”)	0.71%	17.29%	8.54%	9.40%
Investment Grade Bond	MainStay VP Bond—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.53%	(1.37%)	3.61%	3.03%
Sector	MainStay VP CBRE Global Infrastructure—Initial Class Adviser: New York Life Investments Subadviser: CBRE Clarion Securities, LLC	0.95%	15.29%	(3.75%)	N/A
Asset Allocation	MainStay VP Conservative Allocation—Initial Class Adviser: New York Life Investments	0.48%	7.13%	7.05%	6.76%

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield—Initial Class Adviser: New York Life Investments Subadviser: Epoch Investment Partners, Inc. ("Epoch")	0.68%	22.89%	11.41%	11.01%
Asset Allocation	MainStay VP Equity Allocation—Initial Class Adviser: New York Life Investments	0.60%	20.16%	13.00%	11.77%
Sector	MainStay VP Fidelity Institutional AM® Utilities—Initial Class Adviser: New York Life Investments Subadviser: FIAM LLC	0.66%	17.24%	10.73%	N/A
Non-Investment Grade Bond	MainStay VP Floating Rate—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.64%	3.76%	3.68%	3.94%
Asset Allocation	MainStay VP Growth Allocation—Initial Class Adviser: New York Life Investments	0.58%	16.01%	10.99%	10.33%
Asset Allocation	MainStay VP Income Builder—Initial Class Adviser: New York Life Investments Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.61%	10.52%	8.49%	8.84%
Alternatives	MainStay VP IQ Hedge Multi-Strategy—Initial Class Adviser: New York Life Investments Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	0.94%	(0.58%)	1.09%	N/A
Asset Allocation	MainStay VP Janus Henderson Balanced—Initial Class Adviser: New York Life Investments Subadviser: Janus Capital Management LLC (“Janus”)	0.57%	17.35%	14.41%	N/A

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Non-Investment Grade Bond	MainStay VP MacKay Convertible—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.56%	9.25%	14.78%	12.52%
Investment Grade Bond	MainStay VP MacKay Government—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.55%	(1.50%)	2.15%	1.83%
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.58%	5.51%	5.80%	6.44%
International/Global Equity	MainStay VP MacKay International Equity—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.93%	12.24%	14.70%	10.38%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.62%	1.96%	3.70%	4.28%
Asset Allocation	MainStay VP Moderate Allocation—Initial Class Adviser: New York Life Investments	0.51%	11.37%	9.13%	8.56%
Sector	MainStay VP Natural Resources—Initial Class Adviser: New York Life Investments Subadviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	38.02%	4.05%	(0.43%)
Investment Grade Bond	MainStay VP PIMCO Real Return—Initial Class Adviser: New York Life Investments Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	0.55%	5.38%	5.28%	N/A

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity	MainStay VP S&P 500 Index (formerly MainStay VP MacKay S&P 500 Index)—Initial Class Adviser: New York Life Investments Subadviser: IndexIQ	0.12%	28.55%	18.27%	16.28%
Small/Mid Cap Equity	MainStay VP Small Cap Growth—Initial Class Adviser: New York Life Investments Subadviser: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.84%	10.31%	16.85%	12.44%
Money Market	MainStay VP U.S. Government Money Market—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.28%	0.01%	0.77%	0.39%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.86%	20.00%	11.47%	13.42%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.74%	18.03%	8.19%	N/A
Large Cap Equity	MainStay VP Wellington U.S. Equity—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.58%	28.78%	16.78%	15.80%
Large Cap Equity	MainStay VP Winslow Large Cap Growth—Initial Class Adviser: New York Life Investments Subadviser: Winslow Capital Management, Inc.	0.74%	24.52%	25.63%	18.68%

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Value	AB VPS Growth and Income Portfolio—Class A Adviser: AllianceBernstein L.P. (“AB”)	0.59%	28.15%	12.86%	13.67%
Small/Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio—Class A Adviser: AB	0.80%	35.95%	10.16%	13.13%
Asset Allocation	American Funds IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.55%	15.10%	11.71%	11.33%
Investment Grade Bond	American Funds IS The Bond Fund of America®—Class 2 Adviser: CRMC	0.45%	(0.31%)	4.25%	3.27%
International/Global Equity	American Funds IS Global Small Capitalization Fund—Class 2 Adviser: CRMC	0.90%	6.74%	15.45%	12.51%
Large Cap Equity	American Funds IS Growth Fund—Class 2 Adviser: CRMC	0.60%	21.97%	25.43%	19.71%
Sector	American Funds IS New World Fund®—Class 2 Adviser: CRMC	0.82%	4.92%	13.25%	8.67%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM—Class 2 Adviser: CRMC	0.52%	27.78%	12.50%	13.75%
Asset Allocation	BlackRock® Global Allocation V.I. Fund—Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) Subadvisor: BlackRock (Singapore) Limited	0.75%	6.67%	9.95%	7.94%

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund—Class I Adviser: BlackRock Subadviser: BlackRock International Limited	0.57%	5.34%	6.36%	6.78%
Sector	BNY Mellon IP Technology Growth Portfolio—Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: NIMNA	0.78%	12.93%	27.80%	20.05%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: Newton Investment Management Limited	0.67%	27.00%	18.49%	15.59%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio—Class I Adviser: Legg Mason Investor Services, LLC Subadviser: ClearBridge Investments, LLC	0.72%	23.66%	16.71%	14.98%
Sector	Columbia Variable Portfolio—Commodity Strategy Fund—Class 1** Adviser: Columbia Subadviser: Threadneedle International Limited	0.75%	32.63%	4.38%	N/A
Non-Investment Grade Bond	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	0.76%	(2.20%)	4.18%	N/A

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Investment Grade Bond	Columbia Variable Portfolio—Intermediate Bond Fund—Class 1 Adviser: Columbia	0.49%	(0.24)%	5.05%	4.08%
International/Global Equity	Delaware VIP® Emerging Markets Series—Standard Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) (“DMC”) Sub-Advisers: Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Global Limited (“MIMGL”)	1.18%	(2.84%)	12.02%	7.13%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series—Standard Class Adviser: DMC Sub-Advisers: MFMHKL and MIMGL	0.75%	34.42%	9.54%	12.08%
Alternatives	DWS Alternative Asset Allocation VIP—Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) Subadviser: RREEF America LLC	0.88%	12.74%	5.93%	4.20%
Small/Mid Cap Equity	DWS Small Cap Index VIP—Class A Adviser: DIMA Subadviser: Northern Trust Investments, Inc.	0.39%	14.50%	11.69%	12.98%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP—Class A Adviser: DIMA	0.83%	30.50%	7.87%	10.52%

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio—Initial Class Adviser: Fidelity Management & Research Company (“FMR”) Subadvisers: Other investment advisers	0.14%	(1.95)%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.60%	27.83%	20.17%	16.64%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.91%	(2.17)%	14.98%	8.44%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.51%	24.89%	11.95%	12.53%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class Adviser: FMR	0.50%	9.47%	10.68%	9.26%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class Adviser: FMR	0.57%	12.37%	12.76%	11.09%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class Adviser: FMR	0.65%	17.83%	15.01%	12.67%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.63%	11.94%	32.09%	22.94%

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Sector	Fidelity® VIP Health Care Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.63%	11.73%	18.65%	18.83%
International/Global Equity	Fidelity® VIP International Index Portfolio—Initial Class Adviser: FMR Subadviser: Geode Capital Management, LLC	0.17%	7.72%	N/A	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.39%	(0.61)%	4.33%	3.54%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.61%	25.60%	13.60%	13.29%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio—Class I Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) Subadviser: Franklin Advisers, Inc. (“Franklin”)	0.69%	19.75%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin	0.70%	4.98%	N/A	N/A

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Templeton Moderate Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin	0.63%	12.54%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin	0.64%	14.79%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio—Class I Adviser: LMPFA Subadviser: Franklin	0.67%	9.22%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund (formerly Invesco V.I. International Growth Fund)—Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.89%	5.89%	10.17%	8.09%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®—Series I Shares Adviser: Invesco	0.84%	22.55%	13.73%	14.69%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio—Institutional Shares Adviser: Janus	0.71%	16.83%	19.13%	17.23%
International/Global Equity	Janus Henderson Global Research Portfolio—Institutional Shares Adviser: Janus	0.77%	18.09%	16.70%	13.59%

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small/Mid Cap Equity	LVIP SSgA Mid-Cap Index Fund—Standard Class Adviser: Lincoln Investment Advisors Corporation Subadviser: SSgA Funds Management, Inc.	0.34%	24.37%	12.71%	N/A
International Equity	MFS® International Intrinsic Value Portfolio—Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.89%	10.55%	14.07%	12.43%
Large Cap Equity	MFS® Investors Trust Series—Initial Class Adviser: MFS	0.78%	26.81%	17.24%	15.46%
Mid Cap Equity	MFS® Mid Cap Value Portfolio—Initial Class Adviser: MFS	0.79%	30.99%	12.42%	13.59%
Small/Mid Cap Equity	MFS® New Discovery Series—Initial Class Adviser: MFS	0.87%	1.80%	21.30%	16.15%
Foreign Large Blend	MFS® Research International Portfolio—Initial Class Adviser: MFS	0.95%	11.57%	12.19%	8.38%
Large Cap Equity	MFS® Research Series—Initial Class Adviser: MFS	0.78%	24.80%	17.94%	15.64%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I Adviser: Morgan Stanley Investment Management Inc.	0.82%	39.80%	5.64%	8.21%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I Adviser: Neuberger Berman Investment Advisers LLC	0.89%	12.99%	19.75%	15.36%

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses*	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Investment Grade Bond	PIMCO VIT Income Portfolio—Institutional Class Adviser: PIMCO	0.67%	2.15%	5.21%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class Adviser: PIMCO	0.76%	(1.81%)	3.21%	4.54%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio—Institutional Class Adviser: PIMCO	0.50%	(0.78%)	1.69%	1.74%
Investment Grade Bond	PIMCO VIT Total Return Portfolio—Institutional Class Adviser: PIMCO	0.50%	(1.12%)	4.09%	3.59%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio—Class I Adviser: LMPFA Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd in Singapore; and Western Asset Management Company Ltd. in Japan	0.53%	(1.97%)	4.44%	5.37%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2023 and may be terminated at any time at the option of the Fund. Annual expenses for the Eligible Portfolios for the year ended December 31, 2021, reflect temporary fee reductions under such an arrangement.
**
Premiums or transfers will only be accepted into this fund from policyowners already invested in this fund. Policyowners who remove all Cash Value allocations from this fund will not be permitted to reinvest in this fund.
Investment Restrictions Applicable to the Guaranteed Minimum Accumulation Benefit Rider
To be eligible for the Guaranteed Minimum Accumulation Benefit Rider, you must allocate 100% of your Cash Value to any one (or more) of the following GMAB Allocation Alternatives:
MainStay VP Balanced—Initial Class
MainStay VP Bond—Initial Class
MainStay VP Conservative Allocation—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Floating Rate—Initial Class

MainStay VP Growth Allocation—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay Strategic Bond—Initial Class
MainStay VP Moderate Allocation—Initial Class
MainStay VP PIMCO Real Return—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
BlackRock® Global Allocation V.I. Fund—Class I
Franklin Templeton Conservative Model Portfolio—Class I
Fixed Account
DCA Plus Account
DCA Extension Account

This Updating Summary Prospectus incorporates by reference the Policy full (statutory) prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The full prospectus and SAI for the Policy may be obtained, free of charge, in any manner shown on the front page of this Updating Summary Prospectus.
The SEC EDGAR Contract Identifier for the Policy is C000199093.